Schedule of Investments January 31, 2025 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Common Stock (99.4%)
Communication Services (8.0%)
AT&T	1,211,800	$28,756
Comcast, Cl A	667,700	22,474
Fox	326,200	16,695
Meta Platforms, Cl A	14,000	9,649
Nexstar Media Group, Cl A	27,100	4,152
Playtika Holding	338,246	2,425
Sirius XM Holdings	193,200	4,639
TEGNA	206,400	3,761
Verizon Communications	471,000	18,553
		111,104

Consumer Discretionary (8.7%)
Adtalem Global Education*	48,100	5,153
BorgWarner	203,800	6,501
Capri Holdings*	66,800	1,655
Carter's	60,900	3,284
Dick's Sporting Goods	28,700	6,889
eBay	245,900	16,593
Ford Motor	476,300	4,801
General Motors	296,100	14,645
Group 1 Automotive	11,800	5,387
H&R Block	110,700	6,123
Harley-Davidson	188,800	5,109
Macy's	198,700	3,096
MGM Resorts International*	106,200	3,662
Phinia	30,840	1,569
PulteGroup	119,800	13,631
PVH	57,300	5,134
Tri Pointe Homes*	241,100	8,887
Upbound Group, Cl A	134,100	3,934
Whirlpool	38,300	4,022
		120,075

Consumer Staples (8.6%)
Altria Group	327,200	17,089
Bunge Global	86,200	6,562
Campbell Soup	208,200	8,072
Conagra Brands	170,000	4,401
Edgewell Personal Care	130,600	4,349
Energizer Holdings	166,400	5,656
General Mills	135,100	8,125
Ingredion	79,200	10,806
Kraft Heinz	410,800	12,258
Kroger	374,200	23,066
Molson Coors Beverage, Cl B	243,900	13,354
PriceSmart	49,900	4,539
		118,277

Energy (5.5%)
APA	185,700	4,072
California Resources	91,800	4,517

LSV Value Equity Fund
	Shares	Value (000)
Energy (continued)
ConocoPhillips	74,179	$7,331
ExxonMobil	124,500	13,300
Halliburton	264,900	6,893
Helmerich & Payne	100,800	3,184
HF Sinclair	112,900	4,073
Marathon Petroleum	63,800	9,296
Murphy Oil	135,800	3,616
Phillips 66	72,200	8,510
Scorpio Tankers	44,700	2,129
Valero Energy	57,500	7,648
		74,569

Financials (23.5%)
Aflac	63,700	6,840
Ally Financial	148,800	5,799
American International Group	171,900	12,662
Ameriprise Financial	13,900	7,553
Bank of America	170,000	7,871
Bank of New York Mellon	298,000	25,607
Blue Owl Capital	276,600	4,179
Citigroup	300,500	24,469
Citizens Financial Group	205,900	9,795
CNO Financial Group	234,100	9,350
Corebridge Financial	249,300	8,416
Discover Financial Services	26,000	5,228
Everest Group	24,100	8,375
First Horizon	542,100	11,867
Goldman Sachs Group	26,400	16,907
Hartford Financial Services Group	160,800	17,938
Jackson Financial, Cl A	43,300	4,081
Lincoln National	102,200	3,593
MetLife	61,800	5,346
MGIC Investment	447,800	11,437
Navient	183,600	2,510
PayPal Holdings*	199,600	17,680
Popular	31,000	3,191
Radian Group	256,700	8,733
Regions Financial	336,800	8,299
State Street	206,600	20,995
Victory Capital Holdings, Cl A	104,700	6,929
Voya Financial	65,500	4,650
Wells Fargo	349,900	27,572
Western Union	577,400	5,959
Zions Bancorp	104,000	6,017
		319,848

Health Care (14.6%)
Baxter International	137,100	4,464
Bristol-Myers Squibb	352,100	20,757
Cardinal Health	45,000	5,564
Centene*	186,000	11,910

Schedule of Investments January 31, 2025 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Health Care (continued)
Cigna Group	37,400	$11,003
CVS Health	198,700	11,223
DaVita*	28,300	4,986
Exelixis*	199,800	6,623
Gilead Sciences	179,600	17,458
HCA Healthcare	28,400	9,369
Incyte*	122,300	9,070
Jazz Pharmaceuticals*	64,400	8,009
Johnson & Johnson	127,300	19,369
McKesson	6,900	4,104
Merck	189,500	18,726
Organon	257,700	4,010
Pfizer	418,400	11,096
United Therapeutics*	31,900	11,202
Universal Health Services, Cl B	29,400	5,544
Viatris, Cl W	367,500	4,145
		198,632

Industrials (12.0%)
AGCO	82,900	8,657
Allison Transmission Holdings	121,700	14,305
Brink's	67,000	6,253
CNH Industrial	679,000	8,746
CSG Systems International	90,300	5,309
Cummins	39,800	14,179
Delta Air Lines	104,800	7,050
FedEx	48,600	12,873
GMS*	40,100	3,382
Huntington Ingalls Industries	11,100	2,190
Lockheed Martin	31,300	14,490
ManpowerGroup	55,100	3,318
Mueller Industries	79,400	6,253
Oshkosh	32,700	3,806
Owens Corning	57,210	10,558
PACCAR	33,700	3,737
Ryder System	82,100	13,088
Snap-on	12,800	4,546
Textron	172,910	13,229
United Airlines Holdings*	75,700	8,012
		163,981

Information Technology (12.8%)
Amdocs	90,500	7,981
Amkor Technology	170,400	4,194
Applied Materials	42,400	7,647
Arrow Electronics*	84,600	9,860
Cirrus Logic*	52,600	5,283
Cisco Systems	282,400	17,113
Dell Technologies, Cl C	108,600	11,251
Dropbox, Cl A*	238,000	7,652
DXC Technology*	207,400	4,505
Flex*	311,100	12,957

LSV Value Equity Fund
	Shares	Value (000)
Information Technology (continued)
Gen Digital	286,100	$7,699
Hewlett Packard Enterprise	587,300	12,445
HP	464,000	15,080
Intel	140,200	2,724
International Business Machines	31,100	7,952
Jabil	52,100	8,462
QUALCOMM	86,800	15,009
Skyworks Solutions	47,900	4,252
TD SYNNEX	45,070	6,423
Western Digital*	77,300	5,035
		173,524

Materials (2.5%)
Berry Global Group	181,300	12,314
Glatfelter*	50,092	935
Graphic Packaging Holding	173,800	4,767
NewMarket	7,300	3,636
Steel Dynamics	95,000	12,179
		33,831

Real Estate (0.9%)
Highwoods Properties‡	140,300	4,180
Host Hotels & Resorts‡	396,700	6,629
Piedmont Office Realty Trust, Cl A‡	201,400	1,760
		12,569

Utilities (2.3%)
NRG Energy	175,600	17,988
UGI	306,300	9,413
Vistra	21,500	3,613
		31,014

TOTAL COMMON STOCK
(Cost $1,083,697)		1,357,424

Schedule of Investments January 31, 2025 (Unaudited)

LSV Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.5%)
South Street Securities
4.000%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,884 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $6,431, 0.500% - 4.875%, 02/28/2026 – 11/15/2048; total market value $7,020)	$6,882	$6,882

TOTAL REPURCHASE AGREEMENT
(Cost $6,882)		6,882

Total Investments – 99.9%
(Cost $1,090,579)		$1,364,306

Percentages are based on Net Assets of $1,366,114 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LSV-QH-001-4300

3